Condensed financial information of the Company - Condensed Statements of Cash Flows (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from operating activities:
Net (loss)/income	$ (46,023,291)	$ 30,531,711	$ (258,682,725)
Adjustment to reconcile net loss to net cash used in operating activities:
Stock based compensation expense	1,102,260		568,047
Loss on short-term investments	700,539	7,626,097	71,675,454
Proceeds from disposal of short-term investments			359,025
Amortization of deferred charges	345,921	7,739,849	5,728,866
Gain on extinguishment of debt	(48,643,696)	(169,932,886)	(9,620,914)
Other receivables	32,859,111	(2,456,245)	(103,913,042)
Other payable and accrued liabilities	157,349,835	258,398,911	(29,962,164)
Payroll and welfare payables	(3,845)	(1,980,925)	2,392,037
Net cash (used in)/provided by operating activities	18,198,247	(270,773,987)	(530,272,913)
Cash flows from investing activities:
Net cash provided by/(used in) investing activities	9,963,218	(1,106,953)	513,898,291
Cash flows from financing activities:
Changes in due from subsidiaries	(2,396,841)	5,432,379	(4,068,750)
Proceeds from short-term bank loans	2,106,648		5,825,838
Repayment of long-term bank loans			(38,472,000)
Proceeds from long-term bank loans	27,746,217	20,314,059	83,335,835
Proceeds from other long-term debts	4,775,069	36,508,218	124,661,778
Repayment of other long-term debts			(98,522,299)
Dividends to shareholders	(3,392,800)		(4,661,341)
Proceeds from issuance of common shares		1,595,830
Net cash used in financing activities	(99,270,308)	(47,293,021)	(60,426,478)
Cash and cash equivalents, at the beginning of the year	129,243,923	283,131,542
Cash and cash equivalents, at end of the period	94,444,126	129,243,923	283,131,542
Parent Company
Cash flows from operating activities:
Net (loss)/income	(51,018,739)	40,282,023	(263,353,561)
Adjustment to reconcile net loss to net cash used in operating activities:
Equity in loss/(profit) of subsidiaries, net	9,466,578	(17,492,881)	(92,986,489)
Stock based compensation expense			568,046
Loss on short-term investments	89,189	660,022	68,931,940
Proceeds from disposal of short-term investments			359,025
Amortization of deferred charges	345,921	7,739,849	5,472,222
Gain on extinguishment of debt	(13,018,597)	(169,932,886)	(9,620,914)
Other receivables	(52,792)	(14,125)	634,819
Other payable and accrued liabilities	76,551,386	93,426,988	53,426,168
Payroll and welfare payables	(19,890)	(381)	(460,149)
Net cash (used in)/provided by operating activities	3,409,900	(10,345,629)	(51,055,915)
Cash flows from financing activities:
Changes in due from subsidiaries	(2,204,370)	17,823,271	54,889,206
Repayment of current portion of long-term bank loan and other long-term debt	(1,478,905)	(10,791,800)
Repayment of other long-term debts			(1,199,086)
Purchase of treasury shares	199,791	(731,871)
Proceeds from issuance of common shares		1,595,830
Net cash used in financing activities	(3,483,484)	7,895,430	53,690,120
Net (decrease)/increase in cash and cash equivalents	(73,584)	(2,450,199)	2,634,205
Cash and cash equivalents, at the beginning of the year	344,215	2,794,414	160,209
Cash and cash equivalents, at end of the period	$ 270,631	$ 344,215	$ 2,794,414